CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member[	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, shares at Sep. 30, 2014	278,053,877	51
Balance, amount at Sep. 30, 2014	$ 278,054		$ 206,411,222	$ (204,675,398)	$ 2,013,878
Common stock issued for services and to contract miners, shares	2,500,000
Common stock issued for services and to contract miners, amount	$ 2,500		235,050		237,550
Options expense			525,703		525,703
Sales of common stock for cash, shares	594,318
Sales of common stock for cash, amount	$ 594		49,406		50,000
Common stock issued for conversion of notes payable and accrued interest, shares	3,400,000
Common stock issued for conversion of notes payable and accrued interest, amount	$ 3,400		$ 116,159		$ 119,559
Stock issued for related party payables, shares	$ 849,805
Stock issued for related party payables, amount	850		52,684		53,534
Warrants issued with debt extinguishment			$ 220,703		$ 220,703
Warrants issued with notes payable			73,053		73,053
Warrants issued as deferred financing cost			17,111		17,111
Net loss				(2,843,473)	(2,843,473)
Balance, shares at Sep. 30, 2015	285,398,000	51
Balance, amount at Sep. 30, 2015	$ 285,398		207,701,091	(207,518,871)	467,618
Common stock issued for services and to contract miners, shares	38,026,843
Common stock issued for services and to contract miners, amount	$ 38,027		2,232,629		2,270,656
Options expense			31,206		31,206
Sales of common stock for cash, shares	13,072,636
Sales of common stock for cash, amount	$ 13,073		858,606		871,679
Stock placement fees			(25,000)		(25,000)
Common stock issued for conversion of notes payable and accrued interest, shares	23,120,702
Common stock issued for conversion of notes payable and accrued interest, amount	$ 23,121		686,430		709,551
Common stock issued for accrued compensation and payable, shares	4,339,324
Common stock issued for accrued compensation and payable, amount	$ 4,339		219,497		223,836
Common stock issued for accrued liability, shares	2,147,273
Common stock issued for accrued liability, amount	$ 2,147		111,659		113,806
Warrants issued with debt extinguishment			16,775		16,775
Financial derivatives associated with convertible notes			1,027,838		$ 1,027,838
Common stock issued as deferred financing cost, shares	150,000				75,000
Common stock issued as deferred financing cost, amount	$ 150		4,708		$ 4,858
Net loss				(4,507,737)	(4,507,737)
Balance, shares at Sep. 30, 2016	366,254,777	51
Balance, amount at Sep. 30, 2016	$ 366,255		$ 212,865,439	$ (212,026,608)	$ 1,205,086